Statements of Cash Flows - Summary of Cash Generated From Operations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement [Abstract]
Profit for the year	₩ 84,902	₩ 131,982	₩ 83,058
Depreciation expense	6,023	5,252	5,145
Amortization expense	3,211	2,406	1,917
Bad debt expenses	589	1,402	701
Unrealized foreign currency loss	2,026	1,595	1,311
Interest expense	135	162	127
Loss on disposal of property and equipment	6	0	0
Impairment loss on intangible assets	615	1,531	293
Impairment loss on other non-current assets	962	0	177
Post-employment benefit expense	127	23	66
Income tax expense	21,445	36,717	26,824
Unrealized foreign currency gain	(3,579)	(1,417)	(689)
Interest income	(17,059)	(11,492)	(4,501)
Gain on disposal of property and equipment	(8)	(20)	(15)
Others	0	6	6
Change in accounts receivable	(1,886)	2,365	(38,199)
Change in other receivables	2,748	(3,770)	899
Change in prepaid expenses	(4,493)	397	(104)
Change in prepayment	0	(1)	(1,641)
Change in other current assets	(124)	(696)	34
Change in other non-current assets	(2,318)	(3,486)	218
Change in accounts payable	(2,879)	(13,837)	43,900
Change in deferred revenue	5,984	(1,292)	4,915
Change in withholdings	(1,546)	(262)	(631)
Change in accrued expenses	226	255	547
Change in other current liabilities	0	165	301
Change in other non-current liabilities	467	2,247	15
Total	₩ 95,574	₩ 150,232	₩ 124,674